Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information
Segment Information

3)Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2024 and 2023, the Partnership’s fleet consisted of eighteen vessels, and operated under time charters and bareboat charters. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2024 and 2023. All of these customers are subsidiaries of major national or international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2024		2023		2024		2023
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	$11,174	15%	$12,625	18%	$23,019	15%	$23,996	17%
Equinor ASA	14,067	19%	8,661	12%	24,140	16%	17,856	13%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	10,270	14%	10,010	14%	20,528	14%	16,706	12%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	18,004	24%	4,687	7%	32,343	22%	8,765	6%
KNOT	7,495	10%	7,607	11%	14,311	10%	13,923	10%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	4,514	6%	14,424	20%	8,995	6%	28,689	20%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.